Expense Example {- Fidelity Tactical Bond Fund} - NF_08.31 Fidelity Tactical Bond Fund AMCIZ Pro-01 - Fidelity Tactical Bond Fund	Feb. 09, 2022 USD ($)
Fidelity Advisor Tactical Bond Fund: Class A
Expense Example:
1 year	$ 498
3 years	775
Fidelity Advisor Tactical Bond Fund: Class M
Expense Example:
1 year	498
3 years	775
Fidelity Advisor Tactical Bond Fund: Class C
Expense Example:
1 year	278
3 years	622
Fidelity Advisor Tactical Bond Fund: Class I
Expense Example:
1 year	77
3 years	312
Fidelity Advisor Tactical Bond Fund: Class Z
Expense Example:
1 year	67
3 years	$ 283